General information and significant accounting policies (Details Narrative) (USD $) In Thousands, unless otherwise specified	6 Months Ended	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2014 Integer Contract
Estimated useful lives of Vessel from the date of initial delivery from the shipyard		25 years
Contracts to acquire New Vessels		78
Numbers of vessels owned		2
Party to charter-in contracts		24
Amortization of deferred financing costs		$ 10
Accumulated Amortization of deferred financing cost		$ 10
Minimum [Member]
Minimum carrying capicity of vessels		30,000
Duration of planned major repairs and maintainence of vessel (in months)		30 months
Duration of derivate not expected to be realized or settled and maturity duration of instrument to classify derivative as a non-current asset or non-current liability		12 months
Maximum [Member]
Duration of planned major repairs and maintainence of vessel (in months)		60 months